The change of derivative liabilities is as follows: (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Debt Disclosure [Abstract]
Balance at June 30, 2020	$ 276,266	$ 555,696
Converted	(357,868)	(42,308)
Debt settlement	(566,030)	(85,223)
Change in fair value recognized in operations	647,632	(151,899)
Derivative Liability, Current	$ 0	$ 276,266